United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 6/30/08

Item 1.                      Schedule of Investments

Federated Municipal Securities Fund, Inc.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS—98.9%
		Alabama--1.0%
$1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	$1,386,350
2,000,000		Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	2,009,480
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	1,056,660
		TOTAL	4,452,490
		Arizona--0.4%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/ (Radian Asset Assurance INS), 12/1/2030	1,642,177
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,020,130
		California--12.0%
2,105,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.25% (Sutter Health), 8/15/2022	2,158,067
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,027,520
5,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	5,069,000
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	1,017,010
170,000		California State, UT GO Bonds, 5.75%, 5/1/2030	176,695
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	3,058,860
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	2,051,260
5,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	4,895,000
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,563,306
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,024,145
9,000,000		Contra Costa County, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2007A), 5.00% (MBIA Insurance Corp. INS), 8/1/2037	8,810,460
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80% (United States Treasury PRF 6/1/2013@100), 6/1/2042	1,177,210
3,000,000	[1]	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,399,030
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,477,950
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,246,779
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,168,540
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	2,137,896
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	2,736,990
1,000,000		Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	998,380
1,500,000		University of California, General Revenue Bonds (Series A), 5.125% (AMBAC INS), 5/15/2020	1,543,860
925,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(AMBAC INS), 5/15/2030	942,445
1,575,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	1,703,268
		TOTAL	55,383,671
		Colorado--2.2%
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	711,018
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	704,895
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	4,623,350
500,000		Douglas County, CO School District, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS), 12/15/2030	506,595
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,663,840
		TOTAL	10,209,698
		Connecticut—1.9%
600,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	580,404
8,000,000		Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2024	8,384,480
		TOTAL	8,964,884
		District of Columbia--1.5%
3,000,000		District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	2,986,440
2,440,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,449,540
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/ (AMBAC INS), 7/1/2016	1,386,478
		TOTAL	6,822,458
		Florida--6.0%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	1,000,640
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	852,783
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	5,002,070
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,712,320
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	554,280
5,000,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	4,987,000
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	1,056,180
1,060,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	1,202,496
5,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	5,147,350
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities ), 8/1/2024	2,276,197
1,870,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,875,348
		TOTAL	27,666,664
		Georgia--0.5%
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/ (United States Treasury PRF 10/1/2009@102), 10/1/2019	2,146,640
		Illinois--4.6%
3,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	3,067,890
3,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	3,136,980
2,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	2,083,520
1,330,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,253,445
1,500,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/ (Original Issue Yield: 5.30%), 11/15/2023	1,464,360
3,750,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2031	3,517,200
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2036	921,180
2,750,000		Illinois Finance Authority, Revenue Bonds (Series 2007A), 5.00% (Bradley University)/(XL Capital Assurance Inc. INS), 8/1/2034	2,572,845
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	2,165,120
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	861,930
		TOTAL	21,044,470
		Indiana--2.8%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,023,260
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	2,054,880
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,223,914
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,771,785
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,307,600
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,747,800
		TOTAL	13,129,239
		Iowa--0.2%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.50% (Care Initiatives), 7/1/2025	900,850
		Kansas--0.6%
1,560,000		Kansas Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	1,561,638
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,248,348
		TOTAL	2,809,986
		Louisiana--0.4%
505,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	506,030
1,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,340,700
		TOTAL	1,846,730
		Maryland--0.2%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	212,230
650,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	523,666
		TOTAL	735,896
		Massachusetts--4.7%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF 6/1/2010@100), 6/1/2016	5,295,500
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	178,565
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System )/(Original Issue Yield: 6.60%), 7/1/2034	1,957,780
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101)/(Original Issue Yield: 6.38%), 7/15/2032	882,541
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,122,750
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance INS), 8/15/2025	4,323,637
4,000,000		Massachusetts School Building Authority, Revenue Bonds (Series 2007A), 4.75% (AMBAC INS), 8/15/2032	3,898,840
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	41,614
430,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00% (United States Treasury PRF 8/1/2014@100), 8/1/2034	464,456
70,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%, 8/1/2034	70,839
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program (Series 6) Revenue Bonds PRF, 5.25% (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	2,609,470
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	1,063,480
		TOTAL	21,909,472
		Michigan--4.5%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,275,487
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	2,769,417
3,560,000		Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	3,571,641
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,935,600
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	1,067,030
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	1,871,100
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,543,455
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	1,010,150
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,920,706
		TOTAL	20,964,586
		Minnesota--0.2%
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015	1,005,010
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	1,998,791
		Missouri--0.3%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,191,968
		Nebraska--1.0%
4,710,000		Omaha, NE Convention Hotel Corp., Convention Center Refunding Revenue Bonds, 5.00% (AMBAC INS), 2/1/2026	4,693,421
		Nevada--1.9%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,120,160
3,000,000		Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	2,996,460
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,008,350
245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	175,398
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	401,099
		TOTAL	8,701,467
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,638,342
		New Mexico--0.7%
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	3,019,200
		New York--8.5%
2,000,000		Hempstead (Town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	1,985,120
2,000,000		Hempstead (Town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,077,420
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005F), 5.00% (MTA Transportation Revenue), 11/15/2035	994,040
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 4.757% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,183,960
3,000,000	[2,3]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	2,982,750
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	3,991,557
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,059,970
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,106,354
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	5,358,150
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,643,775
2,500,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2027	2,572,600
2,000,000		New York State Urban Development Corp., Economic Development and Housing Revenue Bonds (Series 2008A-1), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 12/15/2027	2,062,300
1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL)/(MBIA Insurance Corp. INS), 6/1/2014	1,133,176
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,170,300
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,052,680
		TOTAL	39,374,152
		North Carolina--1.4%
1,660,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA INS), 10/1/2036	1,689,033
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	3,001,770
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,539,408
		TOTAL	6,230,211
		Ohio--4.0%
5,000,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	5,014,650
3,245,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	2,953,274
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,782,008
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	2,937,570
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,386,816
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 2/1/2010@101), 2/1/2017	4,377,435
		TOTAL	18,451,753
		Oklahoma--0.2%
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, Series A, 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	1,084,610
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,524,870
		Pennsylvania--7.2%
3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	3,486,240
3,890,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,010,279
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,198,810
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,093,572
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,450,039
8,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	8,858,400
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,058,390
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,366,800
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania )/(XL Capital Assurance Inc. INS), 7/1/2039	1,881,360
3,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Bonds (Series 2003C), 5.00% (MBIA Insurance Corp. INS), 12/1/2032	3,024,120
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,021,940
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,027,420
		TOTAL	33,477,370
		Puerto Rico--1.6%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	1,027,620
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	1,037,570
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (United States Treasury PRF 7/1/2012@101)/(Original Issue Yield: 5.27%), 7/1/2022	4,869,495
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	426,807
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	171,230
		TOTAL	7,532,722
		Rhode Island--1.1%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,525,475
340,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	355,276
2,160,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.375% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/ (Original Issue Yield: 6.58%), 8/15/2021	2,402,482
		TOTAL	5,283,233
		South Carolina--1.6%
615,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.75%), 11/15/2023	667,453
2,215,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,228,046
580,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	632,397
4,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.30% (Palmetto Health Alliance), 8/1/2013 Mandatory Tender	3,850,000
		TOTAL	7,377,896
		South Dakota--1.1%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,370,560
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,464,964
		TOTAL	4,835,524
		Tennessee--1.3%
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,104,134
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	1,253,526
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,742,972
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,041,328
		TOTAL	6,141,960
		Texas--7.8%
4,600,000		Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF 5/15/2013@100), 11/15/2022	4,977,660
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,214,420
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,737,770
1,000,000		Granbury, TX ISD, Refunding UT GO Bonds, 5.00% (GTD by PSFG), 8/1/2027	1,017,260
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	2,299,220
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	4,217,200
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	999,940
600,000		Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	549,666
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,275,781
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,140,189
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,013,340
5,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2025	5,145,600
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,571,604
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,031,700
		TOTAL	36,191,350
		Utah--3.0%
10,240,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	11,739,955
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,041,660
		TOTAL	13,781,615
		Vermont--1.1%
1,000,000		Burlington, VT Airport, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	1,018,590
2,295,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.50% (Norwich University)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.62%), 7/1/2018	2,318,180
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.40% TOBs (Middlebury College ), Optional Tender 11/3/2008	3,001
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	1,109,208
750,000		Vermont Municipal Bond Bank, Revenue Bonds (2007 Series 1), 5.00% (FSA INS), 12/1/2022	786,728
		TOTAL	5,235,707
		Virgin Islands--0.0%
100,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2024	97,906
		Virginia--2.7%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,257,100
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,292,980
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,806,322
		TOTAL	12,356,402
		Washington--2.7%
1,365,000		Seattle, WA, Refunding & Improvement LT GO Bonds (Series 2002), 5.00% (Original Issue Yield: 5.14%), 7/1/2020	1,407,301
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	1,147,883
1,770,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,789,859
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	1,252,763
1,150,000		Washington Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance INS), 12/1/2036	1,029,894
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,718,258
		TOTAL	12,345,958
		West Virginia--0.5%
2,200,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,104,806
		Wisconsin--4.0%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2010@100), 9/1/2018	1,079,130
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,607,303
1,090,000		Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%), 6/1/2020	1,110,568
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,007,430
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	302,394
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	429,402
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	1,941,720
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,356,576
1,875,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,886,288
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,651,826
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,189,325
		TOTAL	18,561,962
		Wyoming--0.2%
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,018,000
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $454,597,924)	456,906,247
		SHORT-TERM MUNICIPALS--1.0%[4]
		Missouri--0.5%
2,200,000		Missouri State HEFA, (Series 1997) Daily VRDNs (Cox Health Systems)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 9.000%, 7/1/2008	2,200,000
		New York--0.5%
2,400,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 7/1/2008	2,400,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	4,600,000
		TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $459,197,924)[5]	461,506,247
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[6]	530,802
		TOTAL NET ASSETS – 100%	$462,037,049

At June 30, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Notes 2 Year Long Futures	220	$46,464,688	September 2008	$33,590
7 U.S. Treasury Notes 10 Year Short Futures	120	$13,670,625	September 2008	$(71,679)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(38,089)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

At June 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $2,982,750, which represented 0.6% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2008, this liquid restricted security amounted to $2,982,750, which represented 0.6% of total net assets.

4	Current rate and next reset date shown for Variable Rate Demand Notes.
5
At June 30, 2008, the cost of investments for federal tax purposes was $459,178,430.  The net unrealized appreciation of investments for federal tax purposes was $2,327,817.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,354,088 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,026,271.

6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$---	$(38,089)
Level 2 – Other Significant Observable Inputs	461,506,247	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$461,506,247	$(38,089)

* Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008